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                          FINANCIAL INVESTORS TRUST
                       U.S. TREASURY MONEY MARKET FUND

                  PROSPECTUS SUPPLEMENT DATED JANUARY 2, 1998

Effective January 2, 1998, State Street Bank no longer serves as Transfer Agent for the Financial Investors Trust U.S. Treasury Money Market Fund. All Transfer Agency responsibilities are performed by ALPS Mutual Funds Services, Inc., the Fund's Transfer Agent. All account applications, investment remittances and written correspondence should be sent to the Fund's address which is 370 17th Street, Suite 3100, Denver, CO 80202. You may reach the Fund at (800) 298-3442 or by fax at (303) 825-2575.

     The following text shall be inserted in lieu of the first sentence of footnote (2) on page 3 of the prospectus:

     "The amount for "All Other Expenses" includes administration fees payable to the Administrator calculated daily and payable monthly, at an annual rate of the greater of $600,000 or .26% of average daily net assets of the Fund up to $500 million, .24% of average daily net assets of the Fund in excess of $500 million up to $1 billion and .22% of average daily net assets of the Fund in excess of $1 billion."

     The following text shall be inserted in lieu of the second sentence of the first paragraph under the section entitled "MANAGEMENT OF THE FUND - Administrator and Bookkeeping and Pricing Agent" on page 9 of the Prospectus:

     "ALPS is entitled to receive a fee from the Fund for its administrative services computed daily and payable monthly, at an annual rate of the greater of $600,000 or .26% of average daily net assets of the Fund up to $500 million, .24% of average daily net assets of the Fund in excess of $500 million up to $1 billion and .22% of average daily net assets of the Fund in excess of $1 billion."

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                          FINANCIAL INVESTORS TRUST
                      U.S. GOVERNMENT MONEY MARKET FUND

                 PROSPECTUS SUPPLEMENT DATED JANUARY 2, 1998

Effective January 2, 1998, State Street Bank no longer serves as Transfer Agent for the Financial Investors Trust U.S. Government Money Market
Fund. All Transfer Agency responsibilities are performed by ALPS Mutual Funds Services, Inc., the Fund's Transfer Agent. All account applications, investment remittances and written correspondence should be sent to the Fund's address which is 370 17th Street, Suite 3100, Denver, CO 80202. You may reach the Fund at (800) 298-3442 or by fax at (303) 825-2575.

     The following text shall be inserted in lieu of the first sentence of footnote (2) on page 3 of the prospectus:

     "The amount for "All Other Expenses" includes administration fees payable to the Administrator calculated daily and payable monthly, at an annual rate of the greater of $360,000 or .16% of average daily net assets of the Fund up to $500 million, .14% of average daily net assets of the Fund in excess of $500 million up to $1 billion and .12% of average daily net assets of the Fund in excess of $1 billion."

     The following text shall be inserted in lieu of the second sentence of the first paragraph under the section entitled "MANAGEMENT OF THE FUND - Administrator and Bookkeeping and Pricing Agent" on page 9 of the Prospectus:

     "ALPS is entitled to receive a fee from the Fund for its administrative services computed daily and payable monthly, at an annual rate of the greater of $360,000 or .16% of average daily net assets of the Fund up to $500 million, .14% of average daily net assets of the Fund in excess of $500 million up to $1 billion and .12% of average daily net assets of the Fund in excess of $1 billion."


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                          FINANCIAL INVESTORS TRUST

     STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED JANUARY 2, 1998

Effective January 2, 1998, State Street Bank no longer serves as Transfer
Agent for the Financial Investors Trust U.S. Treasury and U.S. Government Money Market Funds. All Transfer Agency responsibilities are performed by ALPS Mutual Funds Services, Inc., the Funds' Transfer Agent. All account applications, investment remittances and written correspondence should be sent to the Funds' address which is 370 17th Street, Suite 3100, Denver, CO 80202. You may reach the Fund at (800) 298-3442 or by fax at (303) 825-2575.

     The following shall be inserted in lieu of the "Administrative" column under the section entitled "MANAGEMENT- Fees and Expenses" on pages 7 and 8 of the statement of additional information:

TREASURY FUND:

PORTION OF AVERAGE DAILY VALUE
  OF NET ASSETS OF THE FUND                  ADMINISTRATIVE (1)
Not exceeding $500 million                        .26%
In excess of $500 million but
  not exceeding $1 billion                        .24%
In excess of $1 billion but not
  exceeding $1.5 billion                          .22%
In excess of $1.5 billion                         .22%

GOVERNMENT FUND:

PORTION OF AVERAGE DAILY VALUE
  OF NET ASSETS OF THE FUND                  ADMINISTRATIVE (1)
Not exceeding $500 million                        .16%
In excess of $500 million but
  not exceeding $1 billion                        .14%
In excess of $1 billion                           .12%

(1) Subject to a minimum monthly fee of $50,000 for the Treasury Fund and $30,000 for the Government Fund